Schedule of Property and Equipment Depreciation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total	$ 93,614	$ 110,176	$ 293,538	$ 337,826	$ 445,929	$ 184,660
Cost of Sales [Member]
Total		61,747		199,555	266,468	55,613
General and Administrative Expense [Member]
Total	$ 93,614	$ 48,429	$ 293,538	$ 138,271	$ 179,461	$ 129,047